Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,200,127	₩ 2,401,261
Fair value of plan assets	(2,703,639)	(2,620,046)
Present value of non-funded obligations	20,560	13,770
Net defined benefit liabilities	₩ (482,952)	₩ (205,015)